INCOME TAXES (Details 3) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Pre-tax loss	$ (1,662)	$ (6,071)
Share-based compensation expense for financial statement purposes for which no benefit was taken	139	683
Loss for which no benefit was taken	8
Losses not subject to tax	1,051	3,886
Utilization of losses not previously benefitted	(34)	(59)
Taxable income (loss)	(498)	(1,561)
United State [Member]
IfrsStatementLineItems [Line Items]
Pre-tax loss	(104)	(609)
Share-based compensation expense for financial statement purposes for which no benefit was taken	139	683
Loss for which no benefit was taken	8
Losses not subject to tax
Utilization of losses not previously benefitted	(34)	(59)
Taxable income (loss)	9	15
BVI [Member]
IfrsStatementLineItems [Line Items]
Pre-tax loss	(1,051)	(3,886)
Share-based compensation expense for financial statement purposes for which no benefit was taken
Loss for which no benefit was taken
Losses not subject to tax	1,051	3,886
Utilization of losses not previously benefitted
Taxable income (loss)
Country Of United Kingdom [Member]
IfrsStatementLineItems [Line Items]
Pre-tax loss	(507)	(1,576)
Share-based compensation expense for financial statement purposes for which no benefit was taken
Loss for which no benefit was taken
Losses not subject to tax
Utilization of losses not previously benefitted
Taxable income (loss)	$ (507)	$ (1,576)